SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) (TAT Technologies Ltd [Member])	12 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Aug. 31, 2008 Chief Executive Officer [Member]	Aug. 14, 2008 Chief Executive Officer [Member]	Aug. 31, 2008 Chief Executive Officer Series A [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series A [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series A [Member] ILS	Aug. 31, 2008 Chief Executive Officer Series B [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series B [Member] USD ($)	Aug. 31, 2008 Chief Executive Officer Series C [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series C [Member] USD ($)	Oct. 31, 2012 Senior Executives and Certain Board Of Directors [Member]	Jun. 30, 2012 Senior Executives and Certain Board Of Directors [Member]	Dec. 31, 2012 Senior Executives and Certain Board Of Directors [Member]	Jun. 28, 2012 Senior Executives and Certain Board Of Directors [Member] USD ($)	Jun. 28, 2012 Senior Executives and Certain Board Of Directors [Member] ILS	Dec. 31, 2012 Senior Executives and Certain Board Of Directors [Member] Minimum [Member]	Dec. 31, 2012 Senior Executives and Certain Board Of Directors [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan							65,477		21,826	21,826		21,826		21,825				380,000	380,000
Vesting period for plan						3 years										3 years
Ordinary shares, par value per share	$ 0.9	$ 0.9								0.9		$ 0.9		$ 0.9					0.9
Exercise price									$ 6.15			$ 6.15		$ 6.15				$ 6.50
Expected volatility								60.05%			55.96%		54.57%							41.57%	43.40%
Expected life of option, years								3 years 3 months			4 years 3 months		5 years 3 months							2 years 2 months 23 days	3 years 2 months 23 days
Average risk-free interest rate								2.72%			2.94%		3.15%							0.23%	0.32%
Expected dividend yield								0.00%			0.00%		0.00%				9.80%
Number of options
Options, beginning	43,652	65,477	65,477
Options, Granted	330,000														330,000
Options, Expired	(43,652)			(43,652)
Options, Forfeited	(45,000)	(21,825)			(21,825)										(45,000)
Options, ending	285,000	43,652	65,477
Exercisable at end of year		43,652	21,826
Weighted average exercise price
Options, beginning	$ 6.15	$ 6.15	$ 6.15
Options, Granted	$ 6.50
Options, Expired	$ 6.15
Options, Forfeited	$ 6.50	$ 6.15
Options, ending	$ 6.50	$ 6.15	$ 6.15
Exercisable at end of year		$ 6.15	$ 6.15
Weighted-average grant-date fair value of options granted	$ 0.19							$ 2.69			$ 2.90		$ 3.15
Plan compensation expense	$ 8,000	$ (37,000)	$ 49,000
Unrecognized compensation cost related to non-vested stock options	$ 19,400
Unrecognized compensation weighted average period of recognition, years	1 year 5 months 9 days
Period in which equity exceeds threshold																4 years